Loans and Borrowings (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Loans And Borrowings [Abstract]
Summary of Interest Bearing Loans and Borrowings Measured at Amortized Cost/Fair Value

This note provides information about the contractual terms of Group’s interest bearing loans and borrowings, which are measured at amortized cost/fair value. For more information about the Group’s exposure to interest rate, foreign currency and liquidity risk, refer note 5 and 35.

	As at March 31
Particulars	2020	2021
Non-current liabilities
Secured bank loans	698	426
Lease liabilities	20,915	13,616
Convertible notes	—	187,574
Non-current portion of loans and borrowings	21,613	201,616

	As at March 31
Particulars	2020	2021
Current liabilities
Current portion of secured bank loans	333	309
Current portion of lease liabilities	3,638	2,030
Current portion of loans and borrowings	3,971	2,339

Summary of Convertible Notes

Convertible Notes
Amount
Proceeds from issue of convertible notes	230,000
Issue expenses	(6,539)
Net proceeds	223,461
Amount classified as equity (net of issue expenses USD 1,105) (refer note 17)	(37,768)
Interest accrued	1,881
Carrying amount of liability at March 31, 2021	187,574

Schedule of Terms and Conditions of Outstanding Loans, Lease Liabilities and Convertible Notes

				As at March 31, 2020		As at March 31, 2021
Particulars	Currency	Interest rate	Year of maturity	Original value	Carrying amount	Original value	Carrying amount
Secured bank loans	INR	7%-11%	2020 - 2026	1,471	1,031	1,288	735
Lease liabilities		10%-11%	2020 - 2028	41,432	24,553	33,118	15,646
Convertible notes	USD	7.39%	2024	—	—	230,000	187,574

Summary of Changes in Cash Flows from Financing Activities

Changes in cash flows from financing activities

	Liabilities
	Convertible Notes	Lease liabilities	Secured bank loans	Total
Balance as at April 1, 2018	—	—	652	652

Proceeds from bank loans	—	—	336	336
Repayment of bank loans	—	—	(239)	(239)
Interest accrued	—	—	50	50
Interest paid	—	—	(50)	(50)
Effect of change in foreign exchange rates	—	—	(42)	(42)
Balance as at March 31, 2019	—	—	707	707
Impact due to initial application of IFRS 16	—	24,877	—	24,877
Restated balance as at April 1, 2019	—	24,877	707	25,584

Proceeds from bank loans	—	—	702	702
Repayment of bank loans	—	—	(316)	(316)
Acquired though business combination	—	945	9	954
Additions to lease liabilities	—	3,974	—	3,974
Payment of lease liabilities	—	(3,481)	—	(3,481)
Interest accrued	—	2,731	61	2,792
Interest paid	—	(2,731)	(61)	(2,792)
Effect of change in foreign exchange rates	—	(1,762)	(71)	(1,833)

Balance as at March 31, 2020	—	24,553	1,031	25,584

Proceeds from bank loans	—	—	191	191
Repayment of bank loans	—	—	(505)	(505)
Proceeds from issuance of convertible notes (excluding equity component)	191,127	—	—	191,127
Direct cost incurred in relation to convertible notes (excluding equity component)	(5,434)	—	—	(5,434)
Additions to lease liabilities	—	1,277	—	1,277
Adjustment due to modifications	—	(8,564)	—	(8,564)
Payment of lease liabilities	—	(2,045)	—	(2,045)
Interest accrued	1,881	1,867	116	3,864
Interest paid	—	(1,867)	(116)	(1,983)
Effect of change in foreign exchange rates	—	425	18	443

Balance as at March 31, 2021	187,574	15,646	735	203,955